Subsequent Event (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross		$ 5,634.9	$ 700.6	$ 13,534.6
Finesse Solutions, Inc. [Member]
Subsequent Event [Line Items]
Revenue Reported by Acquired Entity		$ 50.0
Finesse Solutions, Inc. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross	$ 225.0